IDX ALTERNATIVE FIAT ETF
Schedule of Investments
January 31, 2026 (unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
		Shares		Fair Value
1.56%	EXCHANGE TRADED FUNDS - 1.56%
1.56%	COMMODITY - 1.56%
	iShares Bitcoin Trust ETF(A)	2,000		$94,980
	iShares Ethereum Trust ETF(A)	2,800		56,476
	iShares Silver Trust(A)	1,800		135,792
	SPDR Gold MiniShares Trust(A)	2,400		230,424
				517,672

1.56%	TOTAL EXCHANGE TRADED FUNDS - (Cost $483,720)			517,672

78.15%	SHORT- TERM INVESTMENTS - 78.15%
		Shares	Coupon Rate (%)
0.10%	Money Market Funds - .10%
	First American Government Obligations Fund, Class X(A)(B)(C)	25,979,045	3.61	25,979,045

	Total Short-Term Investments -(Cost $25,979,045)			25,979,045

79.71%	TOTAL INVESTMENTS - 79.71% - (Cost $26,462,765)			26,496,717

20.29%	Other assets, net of liabilities - 20.29%			6,744,017
100.00%	NET ASSETS - 100.00%			$33,240,735

	(A)All or a portion of this investment is a holding of IDX Alternative FIAT (Cayman) Portfolio S.P.
	(B)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this
	security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov
	(C)Variable rate security; the rate shown represents the seven day effective yield at January 31, 2026.

	See Notes to Schedule of Investments.

IDX ALTERNATIVE FIAT ETF
CONSOLIDATED SCHEDULE OF OPEN FUTURE CONTRACTS
January 31, 2026 (unaudited)

	Number of Contracts	Expiration Date	Notional Value	Unrealized Apprecitiation	Unrealized (Depreciation)
PURCHASE CONTRACTS
BTCG6(A)	24	2/27/2026	$10,782,162	$-	$(689,562)
DCRG6(A)	23	2/27/2026	3,393,756	-	(306,581)
SIH6(A)	18	3/27/2026	5,247,365	1,820,425	-
GCJ6(A)	35	4/28/2026	17,934,844	-	(1,326,994)
TOTAL PURCHASE CONTRACTS			37,358,128	1,820,425	(2,323,138)

TOTAL FUTURES CONTRACTS				1,820,425	(2,323,138)

NET UNREALIZED DEPRECIATION					$(502,713)

(A)All or a portion of this investment is a holding of IDX Alternative FIAT (Cayman) Portfolio S.P.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Exchange Traded Funds (A)	$517,672	$-	$-	$517,672
Short-Term Investments	25,979,045	-	-	25,979,045
	$26,496,717	$-	$-	$26,496,717
Other financial Instruments (B)
Unrealized appreciation of open
futures contracts	$1,820,425	$-	$-	$1,820,425
	$28,317,142	$-	$-	$28,317,142
Liabilities(B)
Other financial Instruments (B)
Unrealized depreciation of open
futures contracts	$(2,323,138)	$-	$-	$(2,323,138)
	$(2,323,138)	$-	$-	$(2,323,138)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $26,462,765, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$95,700
Gross unrealized depreciation	(61,748)
Net unrealized appreciation	$33,952

(A)For a detailed break-out of Exchange Traded Fudns by industry, please refer to the Consolidated Schedule of Investments.

(B)Other financial instruments are derivative financial instruments not reflected in the
Schedule of Investments, such as future contracts. These contracts are valued at the unrealized appreciate/(depreciation) on the instrument.